Annual Total Returns- Vanguard Institutional Target Retirement 2025 Fund (Institutional) [BarChart] - Institutional - Vanguard Institutional Target Retirement 2025 Fund - Institutional Shares	2016	2017	2018	2019	2020
Total	7.56%	15.94%	(5.02%)	19.67%	13.34%